Filed pursuant to Rule 497
File No. 333-149374

FS INVESTMENT CORPORATION

Supplement dated October 18, 2010

to

Prospectus dated May 17, 2010

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation dated May 17, 2010, as previously supplemented and amended (as so supplemented and amended, the “Prospectus”).

You should carefully consider the “Risk Factors” beginning on page 29 of the Prospectus before you decide to invest in shares of our common stock.

Status of Our Initial Public Offering

In our semi-monthly closing on September 1, 2010, we accepted subscriptions for 1,142,196 shares of our common stock at an average price per share of $10.38 for corresponding gross proceeds of $11,850,130. In our semi-monthly closing on September 16, 2010, we accepted subscriptions for 1,225,111 shares of our common stock at an average price per share of $10.38 for corresponding gross proceeds of $12,714,767. In our semi-monthly closing on October 1, 2010, we accepted subscriptions for 1,494,154 shares of our common stock at an average price per share of $10.36 for corresponding gross proceeds of $15,479,030. On October 1, 2010, we also issued 194,700 shares of our common stock through our distribution reinvestment plan at a price per share of $9.88 for corresponding gross proceeds of $1,923,634. Additionally, pursuant to our share repurchase program, we purchased a total of 108,904 shares of our common stock on October 1, 2010 at a price of $9.36 per share for aggregate consideration of approximately $1,019,341.

Since commencing our public offering on December 15, 2008, we have received and accepted subscriptions for aggregate consideration of $299,119,029, including $1,000,008 contributed by principals of our investment adviser in February 2008.

Portfolio Update

As of September 30, 2010, our investment portfolio consisted of interests in 106 portfolio companies with an average annual EBITDA of approximately $314.6 million. As of September 30, 2010, the investments in our portfolio were purchased at an average price of 92.6% of par value, the weighted average credit rating of our portfolio was B2 based upon the Moody’s scale and our estimated gross annual portfolio yield was 9.0%(1). We intend to continue to add securities to our portfolio as our offering progresses. The following is our investment portfolio as of September 30, 2010:

(1)	Based upon the purchase price of our investments.

Portfolio Company(a)	Industry	Date of Most Recent Purchase	Principal(b) Amount (in thousands)	Amortized Cost (in thousands)
Senior Secured Loans—First Lien—63.8%
1-800 Contacts, Inc., L+395, 3.8% LIBOR Floor, 3/4/15	Healthcare	May-10	$6,041	$5,723
Advance Pierre Foods, Inc., L+525, 1.8% LIBOR Floor, 9/29/16(c)	Consumer Staples	Sep-10	4,924	4,826
Airvana Network Solutions Inc., L+900, 2.0% LIBOR Floor, 8/24/14	Telecommunication Services	Aug-10	2,717	2,703
Altegrity, Inc., L+600, 1.8% LIBOR Floor, 2/21/15(c)	Industrials	Aug-10	7,382	7,272
AmWINS Group, Inc., L+250, 6/8/13(c)	Financials	Oct-09	949	783
Anchor Glass Container Corp., L+400, 2.0% LIBOR Floor, 3/1/16(c)	Industrials	Feb-10	3,416	3,385
Ardent Health Services LLC, L+500, 1.5% LIBOR Floor, 9/15/15(c)	Healthcare	Jul-10	6,321	6,253
Aspect Software, Inc., L+450, 1.8% LIBOR Floor, 5/7/16(c)	Information Technology	May-10	1,990	1,971
Avaya Inc., L+275, 10/24/14(c)	Information Technology	May-10	6,951	6,183
Calumet Lubricants Co., LP, L+400, 1/3/15(c)	Energy	Aug-10	2,825	2,625
Canwest LP, L+700, 2.0% LIBOR Floor, 7/23/16(c)	Consumer Discretionary	Aug-10	6,606	6,504
Caritor, Inc. (Keane Inc.), L+225, 6/4/13(c)	Information Technology	Jul-09	1,962	1,632
CDW Corp., L+400, 10/10/14(c)	Information Technology	Aug-10	7,967	7,049
Cedar Fair, LP, L+400, 1.5% LIBOR Floor, 12/15/16(c)	Consumer Discretionary	Jul-10	2,993	2,963
Ceridian Corp., L+300, 11/9/14(c)	Industrials	Jul-10	5,956	5,386
Cincinnati Bell Inc., L+500, 1.5% LIBOR Floor, 6/10/17(c)	Telecommunication Services	Aug-10	6,970	6,801
Citgo Petroleum Corp., L+700, 2.0% LIBOR Floor, 6/24/17(c)	Energy	Aug-10	6,983	6,892
Clopay Ames True Temper Holding Corp., L+600, 1.8% LIBOR Floor, 9/28/16(c)	Consumer Discretionary	Sep-10	4,167	4,083
Columbian Chemicals Co., L+600, 3/16/13	Materials	Apr-09	1,198	883
Contec LLC, L+475, 3.0% LIBOR Floor, 7/28/14(c)	Telecommunication Services	May-09	1,947	1,642
Corel Corp., L+400, 5/2/12	Information Technology	Aug-09	1,434	1,292
Cumulus Media Inc., L+375, 6/11/14(c)	Telecommunication Services	Sep-10	3,642	3,345
Custom Building Products, Inc., L+400, 1.8% LIBOR Floor, 3/1/15(c)	Materials	Mar-10	3,000	2,975
Edwards Ltd., L+200, 5/31/14(c)	Industrials	Oct-09	1,935	1,357
Fairmount Minerals, Ltd., L+450, 1.8% LIBOR Floor, 8/5/16(c)	Industrials	Aug-10	4,800	4,729
First Data Corp., L+275, 9/24/14(c)	Information Technology	May-10	7,621	6,561
First Reserve Crestwood Holdings LLC, L+850, 2.0% LIBOR Floor, 9/15/16	Energy	Sep-10	4,500	4,410
Freescale Semiconductor, Inc., L+425, 12/1/16(c)	Industrials	May-10	5,962	5,701
Green Tree Credit Solutions LLC, L+575, 2.3% LIBOR Floor, 12/18/15(c)	Financials	Jul-10	4,466	4,295
Harland Clarke Holdings Corp., L+250, 6/30/14(c)	Industrials	Jul-10	6,454	5,325
Infogroup, Inc., L+450, 1.8% LIBOR Floor, 7/1/16(c)	Consumer Discretionary	May-10	4,658	4,571
Interactive Data Corp., L+500, 1.8% LIBOR Floor, 1/29/17(c)	Financials	Aug-10	6,733	6,665
Intergraph Corp., L+400, 2.0% LIBOR Floor, 5/29/14(c)	Information Technology	Mar-10	4,500	4,461
Intralinks, Inc., L+450, 1.5% LIBOR Floor, 6/15/14	Information Technology	May-09	1,455	1,154
KIK Custom Products Inc., L+225, 2.0% LIBOR Floor, 5/31/14(c)	Consumer Staples	Mar-10	4,962	4,366
Knology, Inc., L+400, 1.5% LIBOR Floor, 9/30/15(c)	Consumer Discretionary	Sep-10	1,950	1,931
LyondellBasell Industries NV, L+400, 1.5% LIBOR Floor, 4/30/16(c)	Materials	Mar-10	1,357	1,344
Michael Foods Group, Inc., L+450, 1.8% LIBOR Floor, 6/29/16(c)	Consumer Staples	Jun-10	2,562	2,513
Mosaic US Holdings Inc., L+275, 4/3/13	Consumer Discretionary	Oct-09	884	647
Nalco Co., L+300, 1.5% LIBOR Floor, 9/30/17(c)	Industrials	Sep-10	1,827	1,818
National Processing Co. Group, Inc., L+500, 2.5% LIBOR Floor, 9/29/13(c)	Information Technology	Dec-09	1,177	1,129
NBTY, Inc., L+450, 1.8% LIBOR Floor, 10/1/17(c)	Consumer Staples	Sep-10	2,212	2,190
NCO Group, Inc., L+500, 2.5% LIBOR Floor, 5/15/13(c)	Information Technology	Apr-10	6,313	6,036
New Development Holdings, LLC (Calpine), L+550, 1.5% LIBOR Floor, 7/3/17(c)	Utilities	Aug-10	5,616	5,540
OSI Restaurant Partners, LLC, L+225, 6/14/14(c)	Consumer Discretionary	Jul-10	5,975	5,217
Ozburn Hessey Holding Co., LLC, L+550, 2.0% LIBOR Floor, 4/8/16(c)	Industrials	Aug-10	6,246	6,212
Protection One, Inc., L+425, 1.8% LIBOR Floor, 6/4/16(c)	Consumer Discretionary	Aug-10	4,579	4,549
RepconStrickland, Inc., L+475, 3.3% LIBOR Floor, 2/19/13	Energy	Apr-10	4,686	4,247
Revlon Consumer Products Corp., L+400, 2.0% LIBOR Floor, 3/11/15(c)	Consumer Discretionary	Jul-10	6,373	6,273
Reynolds & Reynolds Co., L+350, 1.8% LIBOR Floor, 4/21/17(c)	Information Technology	May-10	5,154	5,117
Reynolds Group Holdings Inc., L+441, 1.8% LIBOR Floor, 5/5/16(c)	Industrials	Sep-10	6,979	6,949
Sagittarius Restaurants LLC, L+550, 2.0% LIBOR Floor, 5/18/15	Consumer Discretionary	Aug-10	3,467	3,429
Savvis, Inc., L+500, 1.8% LIBOR Floor, 8/4/16(c)	Information Technology	Aug-10	7,400	7,241
SemGroup Corp., L+700, 1.5% LIBOR Floor, 11/30/12(c)	Energy	May-10	6,752	6,679
Sheridan Production Co., LLC, L+550, 2.0% LIBOR Floor, 4/20/17(c)	Energy	Aug-10	7,948	7,819
Sitel, LLC, L+550, 1/30/14(c)	Telecommunication Services	May-10	3,966	3,683
Smurfit-Stone Container Enterprises, Inc., L+475, 2.0% LIBOR Floor, 2/10/16	Industrials	Feb-10	6,983	6,920
Spansion, LLC, L+550, 2.0% LIBOR Floor, 2/9/15(c)	Information Technology	Aug-10	6,967	6,976
Styron Sarl, L+575, 1.8% LIBOR Floor, 6/14/16(c)	Materials	Aug-10	6,998	6,897
Telcordia Technologies Inc., L+500, 1.8% LIBOR Floor, 4/30/16(c)	Telecommunication Services	Aug-10	7,022	7,031

Portfolio Company(a)	Industry	Date of Most Recent Purchase	Principal(b) Amount (in thousands)	Amortized Cost (in thousands)
Texas Competitive Electric Holdings Co. LLC, L+350, 10/10/14(c)	Utilities	May-10	$9,408	$7,659
TNS, Inc., L+400, 2.0% LIBOR Floor, 11/18/15(c)	Telecommunication Services	Sep-10	1,333	1,333
Toys“R”Us, Inc., L+450, 1.5% LIBOR Floor, 9/1/16(c)	Consumer Discretionary	Aug-10	3,750	3,695
Trident Exploration Corp., L+950, 3.0% LIBOR Floor, 6/10/14	Energy	Jun-10	6,983	6,785
Univar Inc., L+300, 10/10/14(c)	Materials	Sep-10	2,658	2,642
Universal Health Services, Inc., L+400, 1.5% LIBOR Floor, 7/28/16	Healthcare	Jul-10	5,000	4,927
Vertafore, Inc., L+500, 1.8% LIBOR Floor, 7/29/16(c)	Information Technology	Aug-10	6,927	6,841
WCP Exposition Services Operating Co. LLC, L+600, 3.0% LIBOR Floor, 8/29/11	Consumer Discretionary	Jun-09	539	244
West Corp., L+500, 3.5% LIBOR Floor, 10/24/13	Telecommunication Services	Mar-09	490	447
Yell Group Plc, L+300, 7/31/14	Consumer Discretionary	Oct-09	845	700

Total Senior Secured Loans—First Lien				300,430

Senior Secured Loans—Second Lien—21.9%
Advance Pierre Foods, Inc., L+950, 1.8% LIBOR Floor, 9/29/17	Consumer Staples	Sep-10	5,000	4,860
Advantage Sales & Marketing Inc., L+700, 1.5% LIBOR Floor, 5/5/17(c)	Industrials	Jul-10	7,000	6,950
Allen Systems Group, Inc., L+800, 3.0% LIBOR Floor, 2.0% PIK, 4/19/14(c)	Information Technology	Oct-09	4,076	3,896
AMN Healthcare Services, Inc., L+1000, 1.8% LIBOR Floor, 9/1/16	Healthcare	Aug-10	10,000	9,703
AmWINS Group, Inc., L+550, 6/8/14	Financials	May-10	1,992	1,651
Attachmate Corp., L+675, 10/13/13(c)	Information Technology	Jan-10	5,000	4,305
Awesome Acquisition Co., L+500, 6/4/14	Consumer Discretionary	Oct-09	2,940	2,305
Carestream Health, Inc., L+525, 10/30/13(c)	Healthcare	Jul-10	3,000	2,835
Central Parking Systems, Inc., L+450, 11/22/14	Industrials	May-10	250	197
Datatel, Inc., L+825, 2.0% LIBOR Floor, 12/10/16	Information Technology	Dec-09	5,000	4,911
Dresser, Inc., L+575, 5/4/15(c)	Energy	Aug-10	8,405	7,457
Edwards Ltd., L+575, 11/30/14(c)	Industrials	May-10	2,305	2,047
FR Brand Acquisition Corp., L+629, 2/7/15(c)	Industrials	May-10	7,000	5,980
Harrington Holdings, Inc., L+600, 7/11/14	Healthcare	Apr-09	1,000	725
ILC Holdings, Inc., 11.5%, 6/30/14	Industrials	Dec-09	4,000	4,000
Intergraph Corp., L+825, 2.0% LIBOR Floor, 11/28/14(c)	Information Technology	Apr-09	3,000	2,893
Kronos Inc., L+575, 6/11/15(c)	Industrials	Aug-10	1,000	950
Lincoln Industrial Corp., L+575, 1/9/15(c)	Industrials	Apr-10	2,000	1,837
McKechnie Aerospace Holdings, Inc., L+500, 5/11/15(c)	Industrials	Jun-10	3,499	3,246
National Processing Co. Group, Inc., L+875, 2.0% LIBOR Floor, 9/29/14	Information Technology	May-10	5,000	4,617
Roundy’s Supermarkets, Inc., L+800, 2.0% LIBOR Floor, 4/16/16(c)	Consumer Staples	Apr-10	6,500	6,539
Sedgwick CMS Holdings, L+750, 1.5% LIBOR Floor, 5/30/17	Industrials	Aug-10	500	500
Sirius Computer Solutions, Inc., L+600, 5/30/13	Information Technology	Aug-10	5,000	4,277
TPF Generation Holdings (Tenaska Power Fund), LLC, L+425, 12/15/14(c)	Energy	Aug-10	7,170	6,438
Wm. Bolthouse Farms, Inc., L+750, 2.0% LIBOR Floor, 8/11/16(c)	Consumer Staples	Mar-10	7,000	6,979
Xerium Technologies, Inc., L+625, 2.0% LIBOR Floor, 5/22/15(c)	Materials	Sep-10	3,000	2,858

Total Senior Secured Loans—Second Lien				102,955

Senior Secured Bonds—4.2%
First Data Corp., 8.9%, 8/15/20(c)	Information Technology	Aug-10	4,300	4,231
Nexstar Broadcasting Group, Inc., 8.9%, 4/15/17(c)	Telecommunication Services	Apr-10	5,000	4,970
Paetec Holding Corp., 8.9%, 6/30/17(c)	Telecommunication Services	Apr-10	6,680	6,835
Logan’s Roadhouse, Inc., 10.8%, 10/15/17	Consumer Discretionary	Sep-10	4,000	4,000

Total Senior Secured Bonds				20,036

Mezzanine Debt/Other—10.1%
Apidos CDO IV Class E, L+360, 10/27/18	Financials	May-10	2,000	1,034
Ares 2007 CLO 11A Class E, L+600, 10/11/21	Financials	Sep-10	4,775	3,008
Aspect Software, Inc., 10.6%, 5/15/17(c)	Information Technology	Apr-10	4,000	4,000
ATI Enterprises Inc., L+1100, 2.3% LIBOR Floor, 12/30/16	Consumer Discretionary	Jan-10	8,000	7,904
Base CLO I Class E, EURIBOR+500, 10/17/19	Financials	Mar-10	€1,500	946
Blue Mountain CLO III Class E, L+355, 3/17/21	Financials	May-10	$2,000	856
Cedar Fair, LP, 9.1%, 8/1/18(c)	Consumer Discretionary	Jul-10	2,000	1,973
Hughes Network Systems, LLC, 9.5%, 4/15/14	Telecommunication Services	Jul-10	2,000	2,077
Lightpoint CLO 2006 V Class D, L+365, 8/5/19	Financials	Sep-10	6,500	2,963
Lightpoint CLO 2007 VII Class D, L+400, 5/15/21	Financials	Sep-10	4,000	2,160
Mediacom Broadband LLC, 8.5%, 10/15/15	Consumer Discretionary	Aug-10	2,000	2,030
Michael Foods Group, Inc., 9.8%, 7/15/18(c)	Consumer Staples	Jun-10	1,100	1,100

Portfolio Company(a)	Industry	Date of Most Recent Purchase	Principal(b) Amount (in thousands)	Amortized Cost (in thousands)
N.E.W. Customer Service Cos., Inc., L+750, 2.0% LIBOR Floor, 3/22/17(c)	Industrials	Mar-10	$7,000	$6,865
NBTY Inc., 9.0%, 10/1/18	Consumer Staples	Sep-10	4,700	4,700
Stallion Oilfield Services Ltd., 10.5%, 2/15/15	Energy	Aug-10	4,000	4,073
Windstream Corp., 8.1%, 9/1/18(c)	Telecommunication Services	Jul-10	1,700	1,688

Total Mezzanine Debt/Other				47,376

TOTAL INVESTMENTS—100.0%				$470,797

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. Dollars unless otherwise noted.
(c)	Security is held within Broad Street Funding LLC and is pledged as collateral supporting the amounts outstanding under the revolving credit facility with Deutsche Bank AG, New York Branch.

The tables below show portfolio investments that were sold or experienced a repayment in excess of 1% of a position’s value between August 14, 2010 and September 30, 2010.

Security	Original Cost	Disposition Price	Transaction Type
Alliance Laundry Systems LLC, L+450, 1.8% LIBOR Floor, 9/10/16	$1,386,000	$1,408,750	Sale
Asurion Corp., L+650, 7/3/15	$6,500,000	$6,718,651	Sale
ATP Oil & Gas Corp., 11.9%, 5/1/15	$3,981,240	$3,425,000	Sale
GenOn Energy, Inc., L+425, 1.8% LIBOR Floor, 9/20/17	$1,980,000	$2,001,500	Sale
Intelsat Jackson Holdings Ltd., 7.3%, 10/15/20	$2,500,000	$2,493,750	Sale
Mediacom Broadband LLC, 8.5%, 10/15/15	$2,030,000	$2,055,000	Sale
NBTY Inc., 9.0%, 10/1/18	$3,000,000	$3,127,500	Sale
Quantum Corp., L+350, 7/12/14	$740,593	$847,667	Sale
Tomkins PLC (Pinafore, LLC), L+450, 1.8% LIBOR Floor, 9/21/16	$2,970,000	$3,021,923	Sale

Security	Weighted Average Purchase Price(1)	Weighted Average Disposition Price(1)	Paydown Amount	Transaction Type
Airvana Network Solutions Inc., L+900, 2.0% LIBOR Floor, 8/24/14	99.5	100.0	$283,333	Paydown
Canwest LP, L+700, 2.0% LIBOR Floor, 7/23/16	98.4	100.0	$802,553	Paydown
Citgo Petroleum Corp., L+700, 2.0% LIBOR Floor, 6/24/17	99.5	100.0	$17,500	Paydown
First Data Corp., L+275, 9/24/14	83.4	100.0	$332,934	Paydown
Green Tree Credit Solutions LLC, L+575, 2.3% LIBOR Floor, 12/18/15	95.8	100.0	$320,048	Paydown
MultiPlan, Inc., L+425, 1.8% LIBOR Floor, 4/12/13	99.0	100.0	$1,920,635	Paydown
NCO Group, Inc., L+500, 2.5% LIBOR Floor, 5/15/13	93.8	100.0	$80,832	Paydown
Pierre Foods, Inc., L+500, 2.0% LIBOR Floor, 3/3/16	99.5	100.0	$4,937,500	Paydown
Pinnacle Foods Finance LLC, L+500, 2.5% LIBOR Floor, 4/2/14	100.4	100.0	$601,300	Paydown
RepconStrickland, Inc., L+475, 3.3% LIBOR Floor, 2/19/13	89.0	100.0	$156,916	Paydown
Reynolds & Reynolds Co., L+350, 1.8% LIBOR Floor, 4/21/17	99.3	100.0	$184,615	Paydown
Styron Sarl, L+575, 1.8% LIBOR Floor, 6/14/16	98.5	100.0	$88,587	Paydown

(1)	As a percentage of par value.